Property and Equipment (Details) - Schedule of Property and Equipment, Net - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 104,474	$ 102,218	$ 32,716
Less: Accumulated depreciation	(43,545)	(35,025)	(13,899)
Property and equipment, net	60,929	67,193	18,817
Lab Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 104,474	$ 102,218	$ 32,716